Borrowings - Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Non-current
Non-current portion of non-current notes and debentures issued	$ 497,009	$ 496,564
Non-current	813,464	780,202	[1]
Current
Current notes and debentures issued and current portion of non-current notes and debentures issued	8,250	8,250
Current	157,626	188,078	[1]
Borrowings	971,090	968,280		$ 862,116
Bank borrowings
Non-current
Non-current	316,455	283,638
Current
Current	98,929	179,801
Bank overdrafts
Current
Current	$ 50,447	$ 27

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.